Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Information about Activities Subject to Rate Regulation

Value/year/ COP$	2018
Charge per minute	10.99
% Reduction	42.2%
Capacity Charge	4,273,389.92
% Reduction	43.9%

Schedule of Detailed Information about Service Concession Arrangements
The following tables list the concessions and licenses as at December 31, 2017 to use spectrum for mobile services and selected other applications in each country.

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	800	MHz	20		2031
	900	MHz	29.6		2030
	1,800	MHz	40		2030
	1,900	MHz (TDD)	5		2020	(1)
	2,100	MHz	29.6		2020	(1)
	2,600	MHz	40		2030
	2,600	MHz	20	(2)	2030
	3.5	GHz	40		2020	(1)
United Kingdom	800	MHz	20		Indefinite	(3)
	900	MHz	34.8		Indefinite
	1,800	MHz	11.6		Indefinite
	1,900	MHz (TDD)	5		Indefinite
	2,100	MHz	20		Indefinite
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1,800	MHz	20		2033
	1,800	MHz	20		2025
	1,900	MHz (TDD)	5		2025
	1,900	MHz (TDD)	5		2020
	2,000	MHz (TDD)	14.2		2025
	2,100	MHz	39.6		2020
	2,100	MHz	29.7		2025
	2,600	MHz	60		2025
	2,600	MHz (TDD)	20		2025
	3.5	GHz	42		2021
(1) Expected extension until April 18, 2030.
(2) Regional licenses in Madrid and Melilla.
(3) Initial term of 20 years.

BRAZIL	Frequency		Bandwidth (MHz)		Year of Exp. Date
Brazil (10)	450	MHz	14		2027	(1)
	700	MHz	20		2029
	850	MHz	25	(2)	2020-2028	(3)
	900	MHz	5	(4)	2020-2023	(5)
	1,800	MHz	20	(6)	2020-2023	(5)
	1,900	MHz	10	(7)	2022
	2,100	MHz	20-30	(11)	2023
	2,500	MHz	40	(8)	2027-2031	(9)
(1) SP State (towns with CN 13 to 19), MG and North East (AL, CE, PB, PE, PI, RN e SE).
(2) Except regions 2', 4', 6', 7' and 10.
(3) Regional licenses: expiration and renewal dates are dependent on the region. The license in Rio de Janeiro is due to expire in 2020.
(4) Only in regions 3, 4, 4', 5, 6, 7, 8 and 9. Not in regions 1, 2, 2', 5', 6', 7' and 10.
(5) Regional licenses: expiration and renewal dates are dependent on the region. The license in MG Interior is the first to reach its renewal date in 2020.
(6) 20 MHz is the most common bandwidth, but it is higher in some regions (up to 50 MHz).
(7) Only in region 10. The licenses can be disabled and migrated to 2100 MHz frequency (3G technology). This depends on Anatel’s approval.
(8) 40 MHz is the most common bandwidth, but it is 60 MHz in some regions.
(9) Band X will expire in 2027 and Band P will expire in 2031.
(10) Telefónica Brazil uses high frequency spectrum in all regions of Brazil; the same will apply with low frequency spectrum once the 700 MHz frequency is usable. Until then, the operator uses spectrum in low frequencies spectrum in all regions of Brazil except in region 10 (Northeast of Brazil). Regional codes are included in Annex 1.
(11) 30MHz in regions where the bandwidth from 1900 MHz frequency has been migrated to 2100 MHz frequency.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2032	(1)
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1,900	MHz (AMBA)	20	Indefinite
	1,900	MHz (Norte)	50	Indefinite
	1,900	MHz (Sur)	25	Indefinite
	1,700	MHz/2100 MHz	20	2032	(1)
	3.5	GHz	50	Indefinite	(2)
Chile	700	MHz	20	2045
	850	MHz	25	Indefinite
	1,900	MHz	30	2032/2033	(3)
	2,600	MHz	40	2043
	2,600	MHz	12	2038	(4)
	3.5	GHz	50	2037	(5)
Colombia	850	MHz	25	2024
	1,700	MHz/2100 MHz	30	2023
	1,900	MHz	15	2024
	1,900	MHz	15	2021
Ecuador	850	MHz	25	2023
	1,900	MHz	60	2023
Mexico(6)	850	MHz (Reg. 1, 2, 3, 4)	20	2025
	850	MHz (Monterrey y alrededores)	1.92	2025
	1,900	MHz (Reg. 1)	40	2018/2030	(7)
	1,900	MHz (Reg. 2)	50	2018/2030	(8)
	1,900	MHz (Reg. 3 and 7)	60	2018/2025/2030	(9)
	1,900	MHz (Reg. 4)	50	2018/2030	(10)
	1,900	MHz (Reg. 5)	50	2018/2025/2030	(11)
	1,900	MHz (Reg. 6)	60	2018/2030	(12)
	1,900	MHz (Reg.8 - Guerrero, Oaxaca, Puebla,Tiaxcala and Veracruz)	30	2018
	1,900	MHz (Reg. 9 – México D.F.)	70	2018/2025/2030	(14)
Peru	450	MHz	10	2028	(15)
	700	MHz	30	2036
	850	MHz	25	2030	(16)
	900	MHz (Lima y Callao)	10	2028
	900	MHz (Resto de provincias)	16	2028	(17)
	1,700	MHz/2100 MHz	40	2033
	1,900	MHz (Lima y Callao)	25	2030
	1,900	MHz (Resto de provincias)	25	2018
	3.5	GHz	50	2027	(15)
Uruguay	700	MHz	30	2037
	850	MHz	25	2024
	1,900	MHz	20	2022/2024	(18)
	1,900	MHz	40	2033
Venezuela	850	MHz	25	2022
	1,900	MHz	50	2022
	1,700	MHz/2100 MHz	20	2022
	2,600	MHz	40	2029
	3.5	GHz	50	2026	(15)
Costa Rica	850	MHz	10.6	2026
	1,800	MHz	30	2026
	1,800	MHz	20	2032
	2,100	MHz	20	2026
	2,100	MHz	20	2032
El Salvador	850	MHz	25	2018
	1,900	MHz	30	2021
Guatemala	1,900	MHz	80	2034

HISPANOAMÉRICA (Cont.)	Frequency		Bandwidth (MHz)	Year of Exp. Date
Nicaragua	700	MHz	40	2023
	850	MHz	25	2023
	1,900	MHz	60	2023
	1,700	MHz/2100 MHz	40	2023
Panama	700	MHz	20	2036
	850	MHz	25	2036	(19)
	1,900	MHz	20	2036	(19)
(1) The date will be confirmed when the 700 MHz band is released.
(2) Only in 37 locations. Restricted to Fixed applications.
(3) 20 MHz expires in November 2032; 10 MHz in April 2033.
(4) Only in Metropolitan Region.
(5) Only in Aysén and Punta Arenas.
(6) Two different communication licenses, one expires in 2018, the other expires in 2030. Regional codes are included in Annex 2.
(7) 30 MHz expires in 2018; 10 MHz in 2030.
(8) 30 MHz expires in 2018; 20 MHz in 2030.
(9) 10 MHz expires in 2018; 20 MHz expires in 2025; 30 MHz expires in 2030.
(10) 40 MHz expires in 2018; 10 MHz in 2030.
(11) 10 MHz expires in 2018; 20 MHz expires in 2025; 20 MHz expires in 2030.
(12) 30 MHz expires in 2018; 30 MHz expires in 2030.
(13) 10 MHz expires in 2018; 20 MHz expires in 2025.
(14) 30 MHz expires in 2018; 10 MHz expires in 2025; 30 MHz expires in 2030.
(15) Restricted to Fixed applications.
(16) Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(17) Used in rural areas.
(18) 10 MHz expires in 2022; 10 MHz in 2024.
(19) Renewal agreement reached in February 2014.